UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591

13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/s/ Arthur D. Charpentier      Tarrytown, New York            July 23, 2004
--------------------------   ------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $135,749,801



List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                             FORM 13F
                                                       Arthur D. Charpentier
                                                             6/30/2004

                                                                                                              Voting Authority

                                Title       CUSIP        Mkt Value  Sh or    Sh/Prn    Investmt   Other       (a)      (b)     (c)
Name of Issuer                  of Class    Number       (X $1000)  Prn Amt  Put/Call  Discretn   Managers   Sole     Shared   None
--------------                  --------    ------       ---------  -------  --------  --------   --------   ----     ------   ----

CH Robinson Worldwide Inc       Common      12541W100    10,970     240,000  Sh        Sole       None       240,000  0        0
Capital One Finl Corp           Common      14040H105    44,987     657,900  Sh        Sole       None       657,900  0        0
Cardinal Health Inc             Common      14149Y108    11,147     159,000  Sh        Sole       None       159,000  0        0
Certegy Inc                     Common      156880106     7,812     201,500  Sh        Sole       None       201,500  0        0
Eastman Kodak Co                Common      277461109     3,993     148,000  Sh        Sole       None       148,000  0        0
Global Pmts Inc                 Common      37940X102    11,379     252,800  Sh        Sole       None       252,800  0        0
Johnson & Johnson               Common      478160104     4,456      80,000  Sh        Sole       None        80,000  0        0
NDCHealth Corp                  Common      639480102    10,930     471,100  Sh        Sole       None       471,100  0        0
Schwab Charles Corp New         Common      808513105     7,249     754,322  Sh        Sole       None       754,322  0        0
ServiceMaster Co                Common      81760N109     8,686     705,000  Sh        Sole       None       705,000  0        0
State Str Corp                  Common      857477103     6,130     125,000  Sh        Sole       None       125,000  0        0
Surmodics Inc                   Common      868873100     5,035     205,000  Sh        Sole       None       205,000  0        0
Washington Post Co              Cl B        939640108     2,976       3,200  Sh        Sole       None         3,200  0        0



00429.0001 #498769